Summary of Significant Accounting Policies (Details) - Schedule of Percentage of YS Group's Top 5 Vendors Accounting for Total Purchases - Accounts Payable [Member] - Vendors concentration risk [Member]
	6 Months Ended		12 Months Ended
	Sep. 30, 2023 CNY (¥)	Sep. 30, 2022 CNY (¥)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)	Sep. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Sep. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)
Vendor F [Member]
Schedule of Percentage of YS Group's Top 5 Vendors Accounting for Total Purchases [Abstract]
Accounts payable	¥ 26,744,400		¥ 420		$ 3,724,951	$ 61
Concentration risk	28.80%		0.00%
Vendor B [Member]
Schedule of Percentage of YS Group's Top 5 Vendors Accounting for Total Purchases [Abstract]
Accounts payable	¥ 9,544,080	¥ 10,053,600			1,329,296		$ 1,416,040
Concentration risk	10.30%	18.00%
Vendor G [Member]
Schedule of Percentage of YS Group's Top 5 Vendors Accounting for Total Purchases [Abstract]
Accounts payable	¥ 5,844,185				813,976
Concentration risk	6.30%
Vendor D [Member]
Schedule of Percentage of YS Group's Top 5 Vendors Accounting for Total Purchases [Abstract]
Accounts payable	¥ 5,074,866	¥ 2,009,315			706,826		283,010
Concentration risk	5.50%	3.60%
Vendor H [Member]
Schedule of Percentage of YS Group's Top 5 Vendors Accounting for Total Purchases [Abstract]
Accounts payable	¥ 4,799,409		¥ 16,118		668,460	2,346
Concentration risk	5.20%		0.00%
Vendors [Member]
Schedule of Percentage of YS Group's Top 5 Vendors Accounting for Total Purchases [Abstract]
Accounts payable	¥ 52,006,940	¥ 38,589,743			$ 7,243,509		5,435,328
Concentration risk	56.10%	69.10%
Vendor A [Member]
Schedule of Percentage of YS Group's Top 5 Vendors Accounting for Total Purchases [Abstract]
Accounts payable		¥ 21,661,500	¥ 3,220,000			$ 468,589	3,051,001
Concentration risk		38.80%	4.00%
Vendor C [Member]
Schedule of Percentage of YS Group's Top 5 Vendors Accounting for Total Purchases [Abstract]
Accounts payable		¥ 3,005,828					423,368
Concentration risk		5.40%
Vendor E [Member]
Schedule of Percentage of YS Group's Top 5 Vendors Accounting for Total Purchases [Abstract]
Accounts payable		¥ 1,859,500		¥ 1,420,549			$ 261,909	$ 223,772
Concentration risk		3.30%		4.60%